Stock Option and Incentive Plan (Tables)	12 Months Ended
Sep. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Option Activity

The following table summarizes information about options to purchase the Company’s ordinary shares, as well as changes during the fiscal year ended September 30, 2018:

	Number of Share Options	Weighted Average Exercise Price
Outstanding as of October 1, 2017	6,957	$49.52
Granted	1,826	65.94
Exercised	(1,800)	45.16
Forfeited	(566)	56.90

Outstanding as of September 30, 2018(1)	6,418	$54.76

Exercisable as of September 30, 2018(1)	2,323	$45.03

(1)	As of September 30, 2018, the weighted average remaining contractual life of outstanding and exercisable options was 7.36 and 5.67 years, respectively.

Summary of Restricted Shares Activity

The following table summarizes information relating to awards of restricted shares, as well as changes during the fiscal year ended September 30, 2018:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding as of October 1, 2017	1,396	$55.55
Granted	431	65.33
Vested	(670)	53.61
Forfeited	(135)	57.62

Outstanding as of September 30, 2018	1,022	$60.68

Employee Equity-Based Compensation Pre-Tax Expense

Employee equity-based compensation pre-tax expense for the years ended September 30, 2018, 2017 and 2016 was as follows:

	Year Ended September 30,
	2018	2017	2016
Cost of revenue	$18,253	$19,215	$18,249
Research and development	3,476	3,536	3,742
Selling, general and administrative	25,747	21,788	20,709

Total	$47,476	$44,539	$42,700

Assumptions Used in Calculating Fair Value of Options

The fair value of options granted was estimated on the date of grant using the Black-Scholes pricing model with the assumptions noted in the following table (all in weighted averages for options granted during the year):

	Year Ended September 30,
	2018	2017	2016
Risk-free interest rate(1)	2.30%	1.63%	1.40%
Expected life of stock options(2)	4.50	4.50	4.50
Expected volatility(3)	15.0%	16.2%	18.5%
Expected dividend yield(4)	1.51%	1.47%	1.40%
Fair value per option	$8.70	$7.62	$7.97

(1)	Risk-free interest rate is based upon U.S. Treasury yield curve appropriate for the term of the Company’s employee stock options.
(2)	Expected life of stock options is based upon historical experience.
(3)	Expected volatility is based on blended volatility. See Note 2 to the consolidated financial statements.
(4)	Expected dividend yield is based on the Company’s history and future expectation of dividend payouts.